Quarterly Holdings Report
for

Fidelity® Canada Fund

January 31, 2020

CAN-QTLY-0320
1.813011.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 4.9%
TELUS Corp.	1,097,000	$43,974,498
Media - 0.3%
Cogeco Communications, Inc.	36,700	2,881,313
Wireless Telecommunication Services - 2.5%
Rogers Communications, Inc. Class B (non-vtg.)	441,000	22,079,991

TOTAL COMMUNICATION SERVICES		68,935,802

CONSUMER DISCRETIONARY - 3.3%
Hotels, Restaurants & Leisure - 0.1%
Recipe Unlimited Corp.	77,600	1,091,818
Leisure Products - 0.6%
Spin Master Corp. (a)(b)	220,600	5,277,464
Multiline Retail - 2.3%
Dollarama, Inc.	585,600	19,952,172
Textiles, Apparel & Luxury Goods - 0.3%
Canada Goose Holdings, Inc. (a)(c)	88,600	2,653,849

TOTAL CONSUMER DISCRETIONARY		28,975,303

CONSUMER STAPLES - 9.3%
Food & Staples Retailing - 9.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,308,400	43,728,678
George Weston Ltd.	205,800	16,584,986
Metro, Inc. Class A (sub. vtg.)	347,995	14,186,437
North West Co., Inc.	314,600	6,551,591
		81,051,692
Personal Products - 0.2%
Jamieson Wellness, Inc.	80,500	1,615,596

TOTAL CONSUMER STAPLES		82,667,288

ENERGY - 16.6%
Energy Equipment & Services - 0.3%
Computer Modelling Group Ltd.	410,000	2,503,249
Oil, Gas & Consumable Fuels - 16.3%
Canadian Natural Resources Ltd.	1,090,098	30,658,491
Cenovus Energy, Inc. (Canada)	1,205,400	10,492,828
Enbridge, Inc.	820,100	33,345,611
Pinnacle Renewable Energy, Inc.	104,000	800,786
PrairieSky Royalty Ltd. (c)	2,072,918	22,727,853
Suncor Energy, Inc.	1,550,500	47,391,359
		145,416,928

TOTAL ENERGY		147,920,177

FINANCIALS - 30.7%
Banks - 20.2%
Royal Bank of Canada	1,134,900	89,684,025
The Toronto-Dominion Bank	1,617,800	89,410,527
		179,094,552
Capital Markets - 1.1%
IGM Financial, Inc.	337,200	9,751,129
Insurance - 9.4%
Fairfax Financial Holdings Ltd. (sub. vtg.)	32,600	14,587,231
Intact Financial Corp.	150,825	16,339,565
Power Corp. of Canada (sub. vtg.)	720,800	17,984,597
Sun Life Financial, Inc.	736,000	34,603,234
		83,514,627

TOTAL FINANCIALS		272,360,308

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Andlauer Healthcare Group, Inc. (a)	147,600	2,409,068
INDUSTRIALS - 11.9%
Aerospace & Defense - 0.7%
CAE, Inc.	220,700	6,545,621
Professional Services - 2.4%
Thomson Reuters Corp.	263,700	21,199,216
Road & Rail - 8.8%
Canadian National Railway Co.	292,400	27,324,398
Canadian Pacific Railway Ltd.	190,100	50,498,455
		77,822,853

TOTAL INDUSTRIALS		105,567,690

INFORMATION TECHNOLOGY - 6.1%
IT Services - 2.0%
CGI Group, Inc. Class A (sub. vtg.) (a)	229,200	17,549,370
Software - 4.1%
Constellation Software, Inc.	17,000	17,869,012
Open Text Corp.	422,528	19,015,995
		36,885,007

TOTAL INFORMATION TECHNOLOGY		54,434,377

MATERIALS - 12.1%
Chemicals - 3.0%
Nutrien Ltd.	621,081	26,511,157
Containers & Packaging - 1.1%
CCL Industries, Inc. Class B	240,800	10,154,940
Metals & Mining - 7.7%
Franco-Nevada Corp.	376,500	42,796,505
Lundin Mining Corp.	610,500	3,201,504
OceanaGold Corp.	969,300	2,028,836
Wheaton Precious Metals Corp.	680,100	20,021,684
		68,048,529
Paper & Forest Products - 0.3%
Western Forest Products, Inc.	3,025,683	2,446,336

TOTAL MATERIALS		107,160,962

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Allied Properties (REIT)	226,500	9,450,907
TOTAL COMMON STOCKS
(Cost $588,060,756)		879,881,882

Money Market Funds - 3.3%
Fidelity Cash Central Fund 1.58% (d)	7,536,660	7,538,167
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	21,820,620	21,822,802
TOTAL MONEY MARKET FUNDS
(Cost $29,360,969)		29,360,969
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $617,421,725)		909,242,851
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(21,102,429)
NET ASSETS - 100%		$888,140,422

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,277,464 or 0.6% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,226
Fidelity Securities Lending Cash Central Fund	13,648
Total	$25,874

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.